Unaudited Interim Condensed Consolidated Statements of Shareholders’ Equity	Ordinary shares Class A CNY (¥) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B CNY (¥) shares	Ordinary shares Class B USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulative deficit Statutory reserves CNY (¥)	Accumulative deficit Statutory reserves USD ($)	Accumulative deficit Unrestricted CNY (¥)	Accumulative deficit Unrestricted USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	Class A shares [1]	Class B shares [1]	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 13,095		¥ 117,681		¥ 1,608,052,978		¥ 25,647,972		¥ (940,331,198)		¥ 59,475,542		¥ 8,568,730				¥ 761,544,800
Balance (in Shares) | shares	1,005,778	1,005,778	8,815,026	8,815,026
Balance at Dec. 31, 2023	¥ 13,095		¥ 117,681		1,608,052,978		25,647,972		(940,331,198)		59,475,542		8,568,730				761,544,800
Balance (in Shares) at Dec. 31, 2023 | shares	1,005,778	1,005,778	8,815,026	8,815,026
Capital contribution from noncontrolling interests					43,884,077								108,471,088				152,355,165
Net income									7,663,918				4,624,667				12,288,585
Foreign currency translation											(54,717,929)		999,008				(53,718,921)
Balance at Jun. 30, 2024	¥ 13,095		¥ 117,681		1,651,937,055		25,647,972		(932,667,280)		4,757,613		122,663,493				872,469,629
Balance (in Shares) at Jun. 30, 2024 | shares	1,005,778	1,005,778	8,815,026	8,815,026
Balance (in Dollars)	¥ 13,095		¥ 117,681		1,651,937,055		25,647,972		(932,667,280)		4,757,613		122,663,493				872,469,629
Balance (in Shares) | shares	1,005,778	1,005,778	8,815,026	8,815,026
Balance (in Dollars)	¥ 13,095		¥ 117,681		1,836,463,319		20,666,568		(863,708,298)		5,631,753		385,752,204				1,384,936,322
Balance (in Shares) | shares	1,005,778	1,005,778	8,815,026	8,815,026											1,005,778	8,815,026
Balance at Dec. 31, 2024	¥ 13,095		¥ 117,681		1,836,463,319		20,666,568		(863,708,298)		5,631,753		385,752,204				1,384,936,322
Balance (in Shares) at Dec. 31, 2024 | shares	1,005,778	1,005,778	8,815,026	8,815,026											1,005,778	8,815,026
Capital contribution from noncontrolling interests													541,913,983				541,913,983
Subsidiary share issuance					342,763,942												342,763,942
Net income									106,297,786				19,975,264				126,273,050	$ 17,639,349
Employee equity incentive			¥ 18,966		22,170,973												22,189,939
Employee equity incentive (in Shares) | shares			1,320,000	1,320,000
Conversion of convertible bonds into shares			¥ 24,723		24,772,846												24,797,569
Conversion of convertible bonds into shares (in Shares) | shares			1,719,557	1,719,557
Foreign currency translation											(13,221,447)		(3,903,864)				(17,125,311)
Balance at Jun. 30, 2025	¥ 13,095	$ 1,829	¥ 161,370	$ 22,542	2,226,171,080	$ 310,978,554	20,666,568	$ 2,886,957	(757,410,512)	$ (105,804,279)	(7,589,694)	$ (1,060,220)	943,737,587	$ 131,832,703			2,425,749,494	338,858,086
Balance (in Shares) at Jun. 30, 2025 | shares	1,005,778	1,005,778	11,854,583	11,854,583											1,005,778	11,854,583
Balance (in Dollars)	¥ 13,095	$ 1,829	¥ 161,370	$ 22,542	¥ 2,226,171,080	$ 310,978,554	¥ 20,666,568	$ 2,886,957	¥ (757,410,512)	$ (105,804,279)	¥ (7,589,694)	$ (1,060,220)	¥ 943,737,587	$ 131,832,703			¥ 2,425,749,494	$ 338,858,086
Balance (in Shares) | shares	1,005,778	1,005,778	11,854,583	11,854,583											1,005,778	11,854,583

[1]	The shares amounts are presented on a retroactive basis to reflect the 20-to-1 ordinary share consolidation effected on April 14, 2025.